[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR

                                                              March 5, 2003

Securities and Exchange Commission
Filing Desk
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Securities Trust
         Securities Act of 1933 File No. 33-74628
         Investment Company Act of 1940 File No. 811-8322
         CIK No. 0000918572

Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH SECURITIES TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1)      That the form of prospectus that would have been filed under paragraph
         (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 20 under the Securities Act; Amendment No. 21 under the Investment Company Act of 1940) for the State Street Research Legacy Fund, a series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001047469-03-007380).

                                                      STATE STREET RESEARCH
                                                      SECURITIES TRUST


                                                      By: /s/ Amy L. Simmons
                                                          --------------------
                                                          Amy L. Simmons
                                                          Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company